Common shares Trafigura transaction (Details) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Sep. 26, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Mar. 27, 2020	Sep. 30, 2019 USD ($)
Disclosure of reserves within equity [line items]
Number of vessels | vessel			19	19
Net proceeds from private placement of common stock				$ 50,000
Number of vessels under construction			0
Shares issued as consideration for the Trafigura Transaction				$ 132,614
Trafigura transaction [Member]
Disclosure of reserves within equity [line items]
Number of vessels under construction	4
Vessel under construction [Member] | Trafigura transaction [Member]
Disclosure of reserves within equity [line items]
Number of vessels under construction	4
Obligations under the Agreements	$ 138,800					$ 138,800
Number of shares issued | shares	591,254
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Shares issued as consideration for the Trafigura Transaction	$ 17,100
Vessel delivered | Trafigura transaction [Member]
Disclosure of reserves within equity [line items]
Delivered vessels	15
Obligations under the Agreements	$ 531,500
Number of shares issued | shares	3,981,619
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Shares issued as consideration for the Trafigura Transaction	$ 115,500
MR [Member] | Vessel delivered | Trafigura transaction [Member]
Disclosure of reserves within equity [line items]
Number of vessels	11
Private placement [Member]
Disclosure of reserves within equity [line items]
Number of shares issued | shares	1,724,137
Private placement [Member] | Trafigura transaction [Member]
Disclosure of reserves within equity [line items]
Net proceeds from private placement of common stock			$ 35,000
Scorpio Services Holding Limited (SSH) [Member] | Related parties [member] | Private placement [Member]
Disclosure of reserves within equity [line items]
Net proceeds from private placement of common stock		$ 15,000
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Leasehold interest [Member] | Trafigura transaction [Member]
Disclosure of reserves within equity [line items]
Number of vessels	19
Major ordinary share transactions [member] | MR [Member]
Disclosure of reserves within equity [line items]
Number of vessels		1			3